All Market Real Return Portfolio

Consolidated Portfolio of Investments

July 31, 2023 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 63.4%
Equity Real Estate Investment Trusts (REITs) – 22.3%
Data Center REITs – 1.9%
Digital Realty Trust, Inc.	29,360	$3,658,843
Equinix, Inc.	17,060	13,817,235

		17,476,078

Diversified REITs – 1.6%
Alexander & Baldwin, Inc.	74,700	1,434,240
Armada Hoffler Properties, Inc.	204,610	2,541,256
Charter Hall Long Wale REIT	500,110	1,384,183
Essential Properties Realty Trust, Inc.	117,430	2,882,906
ICADE	38,310	1,560,770
Land Securities Group PLC	177,190	1,471,526
Merlin Properties Socimi SA	215,200	2,005,442
United Urban Investment Corp.	926	999,497

		14,279,820

Health Care REITs – 1.7%
Cofinimmo SA(a)	10,030	784,984
Medical Properties Trust, Inc.(a)	280,590	2,831,153
Physicians Realty Trust	56,900	838,706
Ventas, Inc.	123,160	5,975,723
Welltower, Inc.	54,820	4,503,463

		14,934,029

Hotel & Resort REITs – 0.6%
Invincible Investment Corp.(a)	2,922	1,210,541
Park Hotels & Resorts, Inc.	155,060	2,113,468
RLJ Lodging Trust	162,530	1,674,059

		4,998,068

Industrial REITs – 4.7%
CapitaLand Ascendas REIT	680,800	1,439,636
Centuria Industrial REIT(a)	767,900	1,644,347
Dream Industrial Real Estate Investment Trust	216,884	2,333,890
GLP J-Reit	2,156	2,124,014
Mapletree Logistics Trust	1,414,918	1,798,763
Mitsui Fudosan Logistics Park, Inc.(a)	530	1,886,233
Plymouth Industrial REIT, Inc.	54,566	1,242,468
Prologis, Inc.	154,211	19,237,822
Rexford Industrial Realty, Inc.	67,380	3,711,964
Segro PLC	403,082	3,950,024
STAG Industrial, Inc.	100,740	3,656,862

		43,026,023

Multi-Family Residential REITs – 2.4%
Apartment Income REIT Corp.	94,570	3,266,448
Equity Residential	110,160	7,263,950
Kenedix Residential Next Investment Corp.(a)	1,072	1,677,262
Killam Apartment Real Estate Investment Trust	210,150	2,884,552
UDR, Inc.	110,470	4,516,014
UNITE Group PLC (The)	163,120	2,036,645

		21,644,871

Company	Shares	U.S. $ Value

Office REITs – 1.7%
Alexandria Real Estate Equities, Inc.	28,870	$3,628,382
Boston Properties, Inc.	88,070	5,868,104
Corporate Office Properties Trust	58,100	1,510,600
Daiwa Office Investment Corp.	275	1,210,744
Japan Real Estate Investment Corp.	267	1,073,900
Kenedix Office Investment Corp.(a)	534	1,269,714
Nippon Building Fund, Inc.	237	993,459

		15,554,903

Other Specialized REITs – 0.7%
Iron Mountain, Inc.	6,581	404,074
VICI Properties, Inc.	186,090	5,858,113

		6,262,187

Retail REITs – 4.0%
AEON REIT Investment Corp.(a)	708	745,291
Brixmor Property Group, Inc.	147,440	3,352,786
CapitaLand Integrated Commercial Trust	2,178,060	3,343,941
Crombie Real Estate Investment Trust	104,210	1,100,857
Frasers Centrepoint Trust	370,700	605,358
Japan Metropolitan Fund Invest	1,770	1,214,038
Kite Realty Group Trust	122,310	2,798,453
Link REIT	771,460	4,336,496
Mercialys SA	82,278	712,231
NETSTREIT Corp.	124,816	2,232,958
Phillips Edison & Co., Inc.(a)	83,250	2,939,557
Realty Income Corp.	37,410	2,280,888
Region Re Ltd.	534,710	871,059
Simon Property Group, Inc.	46,628	5,809,849
Spirit Realty Capital, Inc.	77,970	3,144,530
Waypoint REIT Ltd.	316,250	557,637

		36,045,929

Self-Storage REITs – 1.6%
Extra Space Storage, Inc.	28,940	4,039,156
National Storage Affiliates Trust	44,265	1,495,714
Public Storage	29,296	8,254,148
Safestore Holdings PLC	86,470	982,978

		14,771,996

Single-Family Residential REITs – 1.3%
American Homes 4 Rent - Class A	98,270	3,683,160
Equity LifeStyle Properties, Inc.	37,190	2,647,184
Invitation Homes, Inc.	80,680	2,864,140
Sun Communities, Inc.	21,617	2,816,695

		12,011,179

Timber REITs – 0.1%
Weyerhaeuser Co.	33,365	1,136,412

		202,141,495

Energy – 8.1%
Coal & Consumable Fuels – 0.1%
Cameco Corp.	19,456	684,073

Company	Shares	U.S. $ Value

Integrated Oil & Gas – 5.5%
BP PLC	720,864	$4,472,563
Chevron Corp.	30,541	4,998,340
Eni SpA	75,110	1,146,694
Equinor ASA	74,944	2,292,423
Exxon Mobil Corp.	123,908	13,287,894
Gazprom PJSC(b) (c) (d)	818,956	0
LUKOIL PJSC(b) (c) (e)	20,541	0
Repsol SA	288,129	4,398,987
Shell PLC	465,212	14,099,530
TotalEnergies SE	88,162	5,356,415

		50,052,846

Oil & Gas Drilling – 0.1%
China Oilfield Services Ltd. - Class H	1,188,000	1,402,480

Oil & Gas Exploration & Production – 2.0%
ConocoPhillips	50,787	5,978,646
Coterra Energy, Inc.	42,937	1,182,485
EOG Resources, Inc.	42,408	5,620,332
Hess Corp.	23,106	3,505,873
Woodside Energy Group Ltd.	65,919	1,699,074

		17,986,410

Oil & Gas Refining & Marketing – 0.4%
Ampol Ltd.	12,566	278,295
Marathon Petroleum Corp.	9,521	1,266,483
Neste Oyj	11,808	434,712
Parkland Corp.	21,738	593,626
Valero Energy Corp.	8,660	1,116,361

		3,689,477

		73,815,286

Materials – 6.4%
Aluminum – 0.2%
Alcoa Corp.	14,995	542,669
Norsk Hydro ASA	168,184	1,101,507

		1,644,176

Commodity Chemicals – 0.6%
Beijing Haixin Energy Technology Co., Ltd. - Class A(d)	1,983,785	1,014,187
Corteva, Inc.	30,242	1,706,556
Ecopro Co., Ltd.(a)	1,103	1,044,835
LG Chem Ltd.	1,067	542,789
Mitsubishi Chemical Group Corp.(a)	86,500	517,428
W-Scope Corp.(a) (d)	71,600	775,435

		5,601,230

Construction Materials – 0.2%
CRH PLC	10,077	600,296
GCC SAB de CV	122,907	1,189,581
Heidelberg Materials AG	4,594	372,334

		2,162,211

Company	Shares	U.S. $ Value

Copper – 0.1%
Capstone Mining Corp.(d)	187,740	$980,949
Lundin Mining Corp.	32,467	290,286

		1,271,235

Diversified Chemicals – 0.1%
Sumitomo Chemical Co., Ltd.	204,900	631,944

Diversified Metals & Mining – 1.6%
Anglo American PLC	64,297	1,977,247
BHP Group Ltd.	70,014	2,178,966
CMOC Group Ltd. - Class H(a)	924,000	618,331
Glencore PLC	595,636	3,622,321
MMC Norilsk Nickel PJSC (ADR)(b) (c) (d)	66,074	0
Rio Tinto PLC	51,246	3,387,243
Teck Resources Ltd. - Class B	51,685	2,296,299
Zhejiang Huayou Cobalt Co., Ltd. - Class A	88,470	624,871

		14,705,278

Fertilizers & Agricultural Chemicals – 0.4%
CF Industries Holdings, Inc.	20,777	1,705,376
Nutrien Ltd.	24,190	1,666,449

		3,371,825

Forest Products – 0.0%
Interfor Corp.(d)	20,471	366,371

Gold – 0.8%
Agnico Eagle Mines Ltd.	39,471	2,069,261
Barrick Gold Corp.	114,476	1,979,290
Endeavour Mining PLC	98,025	2,362,019
Regis Resources Ltd.(d)	504,296	573,547

		6,984,117

Industrial Gases – 0.2%
Air Liquide SA	3,084	554,485
Air Products and Chemicals, Inc.	2,023	617,682
Linde PLC	1,283	501,230

		1,673,397

Specialty Chemicals – 1.0%
Albemarle Corp.	3,556	754,868
Covestro AG(d) (f)	26,042	1,398,947
Danimer Scientific, Inc.(a) (d)	255,458	717,837
Ecolab, Inc.	2,696	493,745
Evonik Industries AG	43,038	891,446
Ganfeng Lithium Group Co., Ltd - Class A	70,380	590,371
IMCD NV	3,474	526,413
Johnson Matthey PLC	34,470	797,199
Livent Corp.(a) (d)	29,265	720,504
Shanghai Putailai New Energy Technology Co., Ltd. - Class A	112,019	618,042
Sika AG (REG)	1,656	515,409
Umicore SA(a)	22,245	658,789
Wacker Chemie AG	5,303	824,022

		9,507,592

Company	Shares	U.S. $ Value

Steel – 1.2%
APERAM SA	31,138	$982,686
ArcelorMittal SA	122,652	3,547,314
BlueScope Steel Ltd.	80,974	1,194,127
Commercial Metals Co.	17,059	976,116
JFE Holdings, Inc.	20,100	325,136
Steel Dynamics, Inc.	18,084	1,927,392
Vale SA (Sponsored ADR)	100,293	1,467,287

		10,420,058

		58,339,434

Capital Goods – 5.6%
Aerospace & Defense – 0.4%
BAE Systems PLC	50,295	601,480
Hexcel Corp.	9,233	652,588
Huntington Ingalls Industries, Inc.	3,746	860,344
Rheinmetall AG	3,982	1,127,886

		3,242,298

Building Products – 1.1%
A O Smith Corp.	9,333	677,856
Builders FirstSource, Inc.(d)	8,196	1,183,748
Carrier Global Corp.	15,213	905,934
Cie de Saint-Gobain	23,873	1,614,563
Fortune Brands Innovations, Inc.	1,303	92,604
Kingspan Group PLC	9,067	727,750
Lennox International, Inc.	1,728	634,936
Nibe Industrier AB - Class B	47,109	424,347
Owens Corning	17,456	2,443,665
Zurn Elkay Water Solutions Corp.	29,497	897,889

		9,603,292

Construction & Engineering – 0.1%
Arcosa, Inc.	12,843	991,223

Construction Machinery & Heavy Transportation Equipment – 0.8%
AGCO Corp.	8,523	1,134,411
Caterpillar, Inc.	5,281	1,400,363
Cummins, Inc.	5,080	1,324,864
Deere & Co.	1,776	762,969
Lindsay Corp.	5,317	704,662
Toro Co. (The)	4,961	504,286
Volvo AB - Class B	53,061	1,170,452

		7,002,007

Electrical Components & Equipment – 1.6%
Acuity Brands, Inc.	6,697	1,106,612
Advent Technologies Holdings, Inc.(a) (d)	333,955	293,880
Ballard Power Systems, Inc.(a) (d)	155,965	741,592
Beijing Easpring Material Technology Co., Ltd. - Class A	98,969	684,654
Blink Charging Co.(a) (d)	64,452	412,493
Camel Group Co., Ltd. - Class A	602,800	784,613
Contemporary Amperex Technology Co., Ltd. - Class A	18,160	605,472
EnerSys	7,698	833,847

Company	Shares	U.S. $ Value

FuelCell Energy, Inc.(d)	228,367	$500,124
Gotion High-tech Co., Ltd. - Class A(d)	159,200	614,339
Hubbell, Inc.	2,929	913,848
Legrand SA	7,195	721,333
nVent Electric PLC	16,391	866,756
Plug Power, Inc.(a) (d)	88,866	1,165,922
Prysmian SpA	19,380	772,780
Rockwell Automation, Inc.	1,337	449,620
Signify NV(f)	45,326	1,425,116
SunPower Corp.(a) (d)	59,335	585,637
Sunrun, Inc.(d)	45,239	858,636

		14,337,274

Heavy Electrical Equipment – 0.6%
Bloom Energy Corp. - Class A(a) (d)	48,412	864,638
CS Wind Corp.	8,450	491,683
ITM Power PLC(a) (d)	712,712	846,113
Ming Yang Smart Energy Group Ltd. - Class A	298,096	753,388
NARI Technology Co., Ltd. - Class A	194,770	663,359
NEL ASA(a) (d)	336,080	455,817
Nordex SE(d)	32,289	456,262
Siemens Energy AG(d)	28,490	482,667
TPI Composites, Inc.(d)	47,191	280,315
Vestas Wind Systems A/S(d)	19,093	510,670

		5,804,912

Industrial Conglomerates – 0.1%
General Electric Co.	5,784	660,764
Jardine Cycle & Carriage Ltd.	10,400	268,422

		929,186

Industrial Machinery & Supplies & Components – 0.8%
Chart Industries, Inc.(a) (d)	7,351	1,339,058
Energy Recovery, Inc.(d)	16,456	501,579
John Bean Technologies Corp.	5,587	690,609
McPhy Energy SA(d)	38,251	322,486
Mueller Industries, Inc.	11,426	926,192
NGK Insulators Ltd.	62,700	768,969
Pentair PLC	11,382	791,049
Snap-on, Inc.	911	248,193
SPX Technologies, Inc.(d)	8,362	707,509
Watts Water Technologies, Inc. - Class A	3,164	590,181
Xylem, Inc./NY	4,512	508,728

		7,394,553

Trading Companies & Distributors – 0.1%
Toyota Tsusho Corp.	4,900	286,675
WW Grainger, Inc.	1,512	1,116,597

		1,403,272

		50,708,017

Company	Shares	U.S. $ Value

Real Estate Management & Development – 3.5%
Diversified Real Estate Activities – 1.7%
City Developments Ltd.	117,000	$651,022
Daito Trust Construction Co., Ltd.	12,100	1,301,578
Mitsui Fudosan Co., Ltd.	317,400	6,520,962
Sumitomo Realty & Development Co., Ltd.	90,800	2,433,387
Sun Hung Kai Properties Ltd.	405,000	5,085,430

		15,992,379

Real Estate Development – 0.1%
CK Asset Holdings Ltd.	136,000	787,586

Real Estate Operating Companies – 1.5%
CA Immobilien Anlagen AG	48,089	1,533,595
Capitaland Investment Ltd./Singapore(a)	396,000	1,013,554
Castellum AB	138,750	1,580,101
CTP NV(f)	145,089	1,988,012
LEG Immobilien SE(d)	29,310	2,072,292
Shurgard Self Storage Ltd.	28,490	1,300,017
TAG Immobilien AG(d)	119,600	1,344,372
Vonovia SE	59,814	1,393,665
Wihlborgs Fastigheter AB	161,710	1,264,546

		13,490,154

Real Estate Services – 0.2%
Unibail-Rodamco-Westfield(d)	28,610	1,621,124

		31,891,243

Utilities – 2.9%
Electric Utilities – 0.9%
Avangrid, Inc.(a)	24,604	912,316
Constellation Energy Corp.	1	97
Endesa SA	51,913	1,112,643
Enel SpA	496,982	3,426,789
Exelon Corp.	16,746	700,987
Iberdrola SA	54,291	677,631
NextEra Energy, Inc.	5,224	382,919
Orsted AS(f)	5,430	472,516
SSE PLC	29,329	634,185

		8,320,083

Gas Utilities – 0.2%
APA Group	242,300	1,629,982

Independent Power Producers & Energy Traders – 1.3%
AES Corp. (The)	25,278	546,763
Atlantica Sustainable Infrastructure PLC	27,494	663,155
Azure Power Global Ltd.(a) (d)	145,736	48,822
Boralex, Inc. - Class A	18,046	466,939
Brookfield Renewable Corp. - Class A	17,322	539,896
China Longyuan Power Group Corp., Ltd. - Class H	415,000	401,785
Clearway Energy, Inc. - Class A	19,589	483,261
Drax Group PLC	128,144	994,615
EDP Renovaveis SA(a)	27,674	528,598
ERG SpA	23,169	666,007

Company	Shares	U.S. $ Value

Guangxi Guiguan Electric Power Co., Ltd. - Class A	810,500	$629,709
Innergex Renewable Energy, Inc.	65,268	640,974
NextEra Energy Partners LP	10,752	585,447
Northland Power, Inc.	28,431	550,013
Ormat Technologies, Inc.	6,828	555,116
RWE AG	22,616	973,362
Solaria Energia y Medio Ambiente SA(d)	44,479	695,707
TransAlta Renewables, Inc.	70,306	715,510
Xinyi Energy Holdings Ltd.(a)	1,900,000	585,387

		11,271,066

Multi-Utilities – 0.2%
Algonquin Power & Utilities Corp.(a)	84,604	698,056
E.ON SE	40,798	516,108
Public Service Enterprise Group, Inc.	10,039	633,661

		1,847,825

Water Utilities – 0.3%
American States Water Co.	5,105	451,333
American Water Works Co., Inc.	3,145	463,668
Beijing Enterprises Water Group Ltd.	2,406,000	587,077
California Water Service Group	10,311	546,689
Middlesex Water Co.	4,515	363,096
SJW Group	7,474	526,618

		2,938,481

		26,007,437

Food Beverage & Tobacco – 1.6%
Agricultural Products & Services – 0.4%
Archer-Daniels-Midland Co.	11,615	986,810
Bunge Ltd.	9,309	1,011,609
Darling Ingredients, Inc.(d)	23,965	1,659,576

		3,657,995

Brewers – 0.1%
Heineken Holding NV	12,357	1,012,967

Packaged Foods & Meats – 1.0%
Danone SA	11,572	706,664
Hershey Co. (The)	2,683	620,605
Hormel Foods Corp.	16,711	683,146
JBS SA	257,000	1,020,663
Lamb Weston Holdings, Inc.	10,021	1,038,476
Maple Leaf Foods, Inc.(a)	41,737	871,044
Marfrig Global Foods SA	655,700	1,028,875
Mowi ASA	44,421	780,917
Pilgrim’s Pride Corp.(d)	33,378	826,773
Sao Martinho SA	87,400	618,616
Tyson Foods, Inc. - Class A	16,120	898,206

		9,093,985

Soft Drinks & Non-alcoholic Beverages – 0.1%
Coca-Cola Europacific Partners PLC	17,380	1,101,718

		14,866,665

Company	Shares	U.S. $ Value

Software & Services – 1.6%
Application Software – 0.6%
Autodesk, Inc.(d)	5,656	$1,199,015
Cadence Design Systems, Inc.(d)	5,004	1,170,986
Constellation Software, Inc./Canada(a)	421	889,462
Dropbox, Inc. - Class A(d)	41,199	1,110,313
Roper Technologies, Inc.	1,793	884,039

		5,253,815

Internet Services & Infrastructure – 0.1%
VeriSign, Inc.(d)	4,720	995,684

IT Consulting & Other Services – 0.1%
CGI, Inc.(d)	6,009	610,629

Systems Software – 0.8%
Fortinet, Inc.(d)	11,294	877,770
Microsoft Corp.	14,607	4,906,784
Palo Alto Networks, Inc.(d)	5,189	1,297,042
ServiceNow, Inc.(d)	442	257,686

		7,339,282

		14,199,410

Pharmaceuticals & Biotechnology – 1.4%
Biotechnology – 0.2%
AbbVie, Inc.	331	49,511
Incyte Corp.(d)	7,820	498,290
United Therapeutics Corp.(d)	2,068	501,945
Vertex Pharmaceuticals, Inc.(d)	1,914	674,379

		1,724,125

Life Sciences Tools & Services – 0.4%
Danaher Corp.	3,180	811,091
Eurofins Scientific SE	12,705	873,807
Mettler-Toledo International, Inc.(d)	692	870,169
Waters Corp.(d)	2,606	719,803

		3,274,870

Pharmaceuticals – 0.8%
Bayer AG (REG)	17,971	1,051,006
Elanco Animal Health, Inc.(d)	127,196	1,535,256
Eli Lilly & Co.	4,097	1,862,291
Jazz Pharmaceuticals PLC(d)	2,196	286,402
Novo Nordisk A/S - Class B	9,750	1,572,209
Zoetis, Inc.	4,914	924,274

		7,231,438

		12,230,433

Technology Hardware & Equipment – 1.2%
Computer Hardware – 0.8%
Apple, Inc.	35,481	6,970,243

Company	Shares	U.S. $ Value

Computer Storage & Peripherals – 0.1%
NetApp, Inc.	14,337	$1,118,429

Electronic Components – 0.1%
Samsung SDI Co., Ltd.	969	505,822

Electronic Equipment & Instruments – 0.1%
Itron, Inc.(d)	7,810	614,413
Landis+Gyr Group AG(d)	8,720	757,152

		1,371,565

Office Electronics – 0.1%
Ricoh Co., Ltd.	118,900	1,057,695

		11,023,754

Semiconductors & Semiconductor Equipment – 1.1%
Semiconductor Materials & Equipment – 0.5%
Applied Materials, Inc.	9,678	1,467,088
Enphase Energy, Inc.(d)	2,934	445,469
KLA Corp.	2,303	1,183,627
SolarEdge Technologies, Inc.(d)	1,601	386,577
Xinyi Solar Holdings Ltd.	520,000	564,640

		4,047,401

Semiconductors – 0.6%
Canadian Solar, Inc.(a) (d)	15,862	573,570
First Solar, Inc.(d)	3,237	671,354
Lattice Semiconductor Corp.(d)	4,435	403,319
LONGi Green Energy Technology Co., Ltd. - Class A	165,032	691,558
NVIDIA Corp.	4,992	2,332,712
NXP Semiconductors NV	475	105,915
Wolfspeed, Inc.(a) (d)	11,878	782,760

		5,561,188

		9,608,589

Media & Entertainment – 0.8%
Advertising – 0.1%
Omnicom Group, Inc.	4,019	340,088

Broadcasting – 0.1%
Fox Corp. - Class B	34,768	1,092,063

Interactive Home Entertainment – 0.1%
Electronic Arts, Inc.	8,553	1,166,202

Interactive Media & Services – 0.5%
Alphabet, Inc. - Class A(d)	11,778	1,563,176
Alphabet, Inc. - Class C(d)	10,524	1,400,850
Meta Platforms, Inc. - Class A(d)	4,467	1,423,186
Tencent Holdings Ltd.	4,900	225,209

		4,612,421

		7,210,774

Company	Shares	U.S. $ Value

Financial Services – 0.7%
Asset Management & Custody Banks – 0.1%
Ameriprise Financial, Inc.	3,305	$1,151,627

Consumer Finance – 0.1%
Synchrony Financial	14,773	510,259

Financial Exchanges & Data – 0.0%
TMX Group Ltd.	12,103	268,925

Investment Banking & Brokerage – 0.0%
Futu Holdings Ltd. (ADR)(a) (d)	3,925	236,285

Mortgage REITs – 0.1%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	24,773	646,823

Multi-Sector Holdings – 0.0%
EXOR NV(a)	2,708	253,051

Transaction & Payment Processing Services – 0.4%
Mastercard, Inc. - Class A	4,491	1,770,712
Visa, Inc. - Class A	7,818	1,858,573

		3,629,285

		6,696,255

Commercial & Professional Services – 0.7%
Commercial Printing – 0.1%
TOPPAN, Inc.	48,200	1,134,556

Diversified Support Services – 0.1%
Brambles Ltd.	19,119	180,881
Copart, Inc.(d)	3,170	280,196

		461,077

Environmental & Facilities Services – 0.4%
Aker Carbon Capture ASA(a) (d)	312,953	474,683
Casella Waste Systems, Inc. - Class A(d)	5,993	483,575
Clean Harbors, Inc.(d)	5,318	884,171
Republic Services, Inc.	4,895	739,683
Tetra Tech, Inc.	4,825	816,438
Waste Management, Inc.	3,450	565,076

		3,963,626

Human Resource & Employment Services – 0.0%
Robert Half, Inc.	3,631	269,239

Research & Consulting Services – 0.1%
Verisk Analytics, Inc.	3,320	760,081

		6,588,579

Consumer Services – 0.7%
Casinos & Gaming – 0.1%
La Francaise des Jeux SAEM(f)	26,686	1,018,801

Hotels, Resorts & Cruise Lines – 0.5%
Airbnb, Inc. - Class A(d)	4,515	687,138
Booking Holdings, Inc.(d)	455	1,351,714
Hyatt Hotels Corp. - Class A	10,400	1,314,040
Marriott International, Inc./MD - Class A	6,211	1,253,442

		4,606,334

Company	Shares	U.S. $ Value

Specialized Consumer Services – 0.1%
WW International, Inc.(d)	58,278	$678,939

		6,304,074

Health Care Equipment & Services – 0.7%
Health Care Distributors – 0.3%
AmerisourceBergen Corp.	6,087	1,137,660
Cardinal Health, Inc.	12,319	1,126,819
McKesson Corp.	780	313,872

		2,578,351

Health Care Equipment – 0.3%
GE Healthcare, Inc.(d)	14,430	1,125,540
IDEXX Laboratories, Inc.(d)	2,158	1,197,108

		2,322,648

Health Care Services – 0.0%
ABIOMED, Inc.(b) (c) (d)	1,321	0

Managed Health Care – 0.1%
Humana, Inc.	1,857	848,333
Molina Healthcare, Inc.(d)	1,736	528,595

		1,376,928

		6,277,927

Banks – 0.7%
Diversified Banks – 0.7%
Banco Bilbao Vizcaya Argentaria SA	151,609	1,201,710
Barclays PLC	243,483	483,146
First Citizens BancShares, Inc./NC - Class A	805	1,152,197
NatWest Group PLC	181,541	569,864
Skandinaviska Enskilda Banken AB - Class A	31,785	385,305
Standard Chartered PLC	119,737	1,150,139
Swedbank AB - Class A	2,270	41,636
UniCredit SpA	48,027	1,216,055

		6,200,052

Insurance – 0.7%
Life & Health Insurance – 0.4%
iA Financial Corp., Inc.	15,684	1,086,634
Japan Post Insurance Co., Ltd.	70,400	1,137,676
Manulife Financial Corp.	54,608	1,091,622
Medibank Pvt Ltd.	109,656	258,887
Poste Italiane SpA(f)	15,492	176,973

		3,751,792

Company	Shares	U.S. $ Value

Multi-line Insurance – 0.3%
American International Group, Inc.	19,920	$1,200,778
Assicurazioni Generali SpA	53,894	1,147,970

		2,348,748

		6,100,540

Consumer Durables & Apparel – 0.6%
Apparel, Accessories & Luxury Goods – 0.1%
Pandora A/S	11,300	1,130,361

Consumer Electronics – 0.1%
Panasonic Holdings Corp.	67,700	835,647

Homebuilding – 0.4%
Desarrolladora Homex SAB de CV(d)	1,590	1
Installed Building Products, Inc.	4,446	658,097
NVR, Inc.(d)	182	1,147,772
PulteGroup, Inc.	24,475	2,065,445
Urbi Desarrollos Urbanos SAB de CV(d)	9	4

		3,871,319

		5,837,327

Automobiles & Components – 0.5%
Automobile Manufacturers – 0.2%
Ford Motor Co.	41,363	546,405
Tesla, Inc.(d)	5,557	1,486,109

		2,032,514

Automotive Parts & Equipment – 0.3%
Aisin Corp.	33,600	1,091,835
BorgWarner, Inc.	22,432	1,043,088
Lear Corp.	2,612	404,233

		2,539,156

		4,571,670

Consumer Discretionary Distribution & Retail – 0.5%
Apparel Retail – 0.1%
Industria de Diseno Textil SA	30,982	1,185,923

Broadline Retail – 0.3%
Amazon.com, Inc.(d)	19,009	2,541,123

Home Improvement Retail – 0.1%
Home Depot, Inc. (The)	2,428	810,564

		4,537,610

Transportation – 0.4%
Highways & Railtracks – 0.3%
Transurban Group(a)	291,338	2,812,881

Passenger Airlines – 0.1%
Singapore Airlines Ltd.	199,500	1,130,172

		3,943,053

Company	Shares	U.S. $ Value

Telecommunication Services – 0.4%
Integrated Telecommunication Services – 0.4%
Cellnex Telecom SA(d) (f)	19,250	$786,152
Infrastrutture Wireless Italiane SpA(f)	67,890	851,394
Spark New Zealand Ltd.	326,765	1,052,035
Telstra Group Ltd.	360,604	1,032,125

		3,721,706

Household & Personal Products – 0.2%
Household Products – 0.2%
Clorox Co. (The)	7,302	1,106,107
Kimberly-Clark Corp.	7,138	921,516

		2,027,623

Consumer Staples Distribution & Retail – 0.1%
Food Distributors – 0.0%
Sysco Corp.	7,609	580,643

Food Retail – 0.1%
Kroger Co. (The)	6,152	299,233
Woolworths Group Ltd.	10,896	282,956

		582,189

		1,162,832

Total Common Stocks (cost $538,021,953)		576,011,785

INVESTMENT COMPANIES – 2.8%
Funds and Investment Trusts – 2.8%(g)
iShares Global Energy ETF	234,800	9,283,992
iShares MSCI Global Metals & Mining Producers ETF(a)	216,980	9,445,139
VanEck Agribusiness ETF(a)	41,269	3,608,149
VanEck Gold Miners ETF/USA	107,810	3,386,312

Total Investment Companies (cost $23,813,499)		25,723,592

SHORT-TERM INVESTMENTS – 30.7%
Investment Companies – 30.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.19%(g) (h) (i) (cost $278,895,700)	278,895,700	278,895,700

Total Investments Before Security Lending Collateral for Securities Loaned – 96.9% (cost $840,731,152)		880,631,077

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 2.4%
Investment Companies – 2.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.19%(g) (h) (i) (cost $21,471,662)	21,471,662	21,471,662

Total Investments – 99.3% (cost $862,202,814)(j)		902,102,739
Other assets less liabilities – 0.7%		6,343,028

Net Assets – 100.0%		$908,445,767

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
Brent Crude Futures	215	October 2023	$18,158,900	$2,295,809
Coffee Robusta Futures	68	September 2023	1,782,280	(98,476)
Coffee ‘C’ Futures	111	December 2023	6,849,394	(72,095)
Copper Futures	146	September 2023	14,629,200	432,799
Corn Futures	447	December 2023	11,465,550	(374,696)
Cotton No.2 Futures	109	December 2023	4,617,240	206,704
Euro STOXX 50 Index Futures	59	September 2023	2,916,579	74,512
FTSE 100 Index Futures	12	September 2023	1,184,121	11,303
Gasoline RBOB Futures	65	November 2023	6,618,885	988,246
Gold 100 OZ Futures	201	December 2023	40,384,920	(218,804)
KC HRW Wheat Futures	114	December 2023	4,728,150	362,810
Lean Hogs Futures	150	August 2023	6,247,500	585,553
Live Cattle Futures	93	December 2023	6,822,480	172,824
LME Lead Futures	32	September 2023	1,724,000	11,496
LME Nickel Futures	34	September 2023	4,529,208	(359,151)
LME Primary Aluminum Futures	180	September 2023	10,206,045	(387,542)
LME Zinc Futures	76	September 2023	4,874,089	(224,809)
Low SU Gasoil Futures	87	December 2023	7,073,100	1,130,655
MSCI Emerging Markets Futures	259	September 2023	13,653,185	377,140
Natural Gas Futures	413	September 2023	11,320,330	(182,271)
NY Harbor ULSD Futures	50	November 2023	5,989,410	1,006,625
Platinum Futures	33	October 2023	1,581,690	(53,711)
S&P 500 E-Mini Futures	88	September 2023	20,303,800	994,449
S&P/TSX 60 Index Futures	5	September 2023	940,356	29,830
Silver Futures	80	September 2023	9,988,800	213,394
Soybean Futures	206	November 2023	13,717,025	908,823
Soybean Meal Futures	150	December 2023	5,938,500	(114,809)
Soybean Oil Futures	198	December 2023	7,126,812	1,242,098
SPI 200 Futures	5	September 2023	617,796	21,351
Sugar 11 (World) Futures	238	February 2024	6,474,742	(115,799)
TOPIX Index Futures	11	September 2023	1,799,248	50,234
Wheat (CBT) Futures	188	December 2023	6,502,450	320,295
WTI Crude Futures	253	November 2023	20,328,550	2,669,155

				$11,903,942

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	ZAR	33,603	USD	1,806	08/23/2023	$(68,962)
Bank of America, NA	CAD	2,432	USD	1,829	08/24/2023	(15,529)
Bank of America, NA	AUD	4,938	USD	3,355	08/25/2023	35,779
Bank of America, NA	JPY	290,472	USD	2,102	08/25/2023	52,919
Bank of America, NA	USD	6,126	AUD	9,044	08/25/2023	(46,645)
Bank of America, NA	USD	1,371	JPY	191,735	08/25/2023	(18,246)
Bank of America, NA	NOK	183,842	USD	17,256	09/13/2023	(908,625)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	SEK	63,514	USD	6,173	09/13/2023	$127,274
Bank of America, NA	GBP	5,024	USD	6,464	09/14/2023	15,245
Bank of America, NA	TWD	225,596	USD	7,221	09/14/2023	32,967
Bank of America, NA	USD	8,294	GBP	6,454	09/14/2023	(10,149)
Bank of America, NA	USD	2,933	TWD	90,499	09/14/2023	(48,994)
Bank of America, NA	CLP	4,152,168	USD	5,083	09/15/2023	156,472
Bank of America, NA	PEN	5,422	USD	1,500	09/15/2023	163
Bank of America, NA	PEN	32,425	USD	8,846	09/15/2023	(122,601)
Bank of America, NA	USD	1,416	INR	116,666	09/25/2023	(109)
Bank of America, NA	USD	2,582	IDR	38,916,411	10/12/2023	(8,092)
Bank of America, NA	KRW	1,673,522	USD	1,317	10/26/2023	859
Bank of America, NA	USD	1,765	PHP	96,313	10/26/2023	(7,904)
Barclays Bank PLC	USD	2,931	CAD	3,865	08/24/2023	1,268
Barclays Bank PLC	USD	3,873	NZD	6,284	08/24/2023	30,410
Barclays Bank PLC	JPY	240,127	USD	1,692	08/25/2023	(2,059)
Barclays Bank PLC	USD	5,909	JPY	830,591	08/25/2023	(50,071)
Barclays Bank PLC	BRL	6,643	USD	1,393	09/05/2023	(3,376)
Barclays Bank PLC	NOK	58,253	USD	5,833	09/13/2023	76,997
Barclays Bank PLC	SEK	36,074	USD	3,539	09/13/2023	105,293
Barclays Bank PLC	USD	3,869	NOK	38,639	09/13/2023	(51,475)
Barclays Bank PLC	USD	708	SEK	7,484	09/13/2023	4,154
Barclays Bank PLC	CNH	19,299	USD	2,678	09/14/2023	(32,296)
Barclays Bank PLC	MYR	84,307	USD	18,452	09/21/2023	(310,086)
Barclays Bank PLC	USD	1,098	MYR	5,024	09/21/2023	20,409
Barclays Bank PLC	USD	1,015	IDR	15,311,199	10/12/2023	(2,551)
BNP Paribas SA	USD	14,142	NZD	22,961	08/24/2023	119,152
Citibank, NA	AUD	1,960	USD	1,333	08/25/2023	15,013
Deutsche Bank AG	ZAR	24,143	USD	1,361	08/23/2023	13,732
Deutsche Bank AG	CAD	9,048	USD	6,761	08/24/2023	(102,635)
Deutsche Bank AG	CZK	108,362	USD	5,092	09/08/2023	112,392
Deutsche Bank AG	USD	8,403	PLN	33,408	09/08/2023	(78,233)
Deutsche Bank AG	CNH	95,328	USD	13,207	09/14/2023	(181,711)
Deutsche Bank AG	USD	10,916	COP	46,222,258	09/15/2023	726,816
Deutsche Bank AG	USD	3,707	PEN	13,554	09/15/2023	42,147
Deutsche Bank AG	INR	284,868	USD	3,459	09/25/2023	870
Deutsche Bank AG	USD	1,710	INR	140,571	09/25/2023	(3,544)
Deutsche Bank AG	USD	4,516	IDR	67,721,379	10/12/2023	(37,154)
Goldman Sachs Bank USA	BRL	41,772	USD	8,792	08/02/2023	(41,303)
Goldman Sachs Bank USA	USD	8,812	BRL	41,772	08/02/2023	21,364
Goldman Sachs Bank USA	ILS	2,040	USD	566	08/08/2023	10,791
Goldman Sachs Bank USA	CAD	3,318	USD	2,522	08/24/2023	4,903
Goldman Sachs Bank USA	NZD	1,536	USD	981	08/24/2023	27,354
Goldman Sachs Bank USA	NZD	3,566	USD	2,208	08/24/2023	(7,315)
Goldman Sachs Bank USA	USD	1,774	CAD	2,348	08/24/2023	6,842
Goldman Sachs Bank USA	USD	3,349	CAD	4,409	08/24/2023	(4,430)
Goldman Sachs Bank USA	USD	2,319	NZD	3,715	08/24/2023	(11,066)
Goldman Sachs Bank USA	AUD	16,116	USD	11,056	08/25/2023	222,410
Goldman Sachs Bank USA	JPY	1,684,746	USD	12,172	08/25/2023	287,630
Goldman Sachs Bank USA	USD	9,117	AUD	13,579	08/25/2023	11,435
Goldman Sachs Bank USA	USD	2,345	AUD	3,435	08/25/2023	(35,984)
Goldman Sachs Bank USA	USD	20,562	JPY	2,828,954	08/25/2023	(606,629)
Goldman Sachs Bank USA	BRL	35,809	USD	7,509	09/05/2023	(18,389)
Goldman Sachs Bank USA	NOK	22,091	USD	2,097	09/13/2023	(85,703)
Goldman Sachs Bank USA	SEK	91,171	USD	8,921	09/13/2023	242,192
Goldman Sachs Bank USA	USD	2,675	NOK	28,826	09/13/2023	172,741
Goldman Sachs Bank USA	USD	1,159	NOK	11,636	09/13/2023	(9,685)
Goldman Sachs Bank USA	USD	13,616	SEK	145,772	09/13/2023	259,938
Goldman Sachs Bank USA	USD	7,624	SEK	77,814	09/13/2023	(217,117)
Goldman Sachs Bank USA	COP	5,195,912	USD	1,251	09/15/2023	(58,192)
Goldman Sachs Bank USA	USD	2,689	CLP	2,237,671	09/15/2023	(33,800)
Goldman Sachs Bank USA	CHF	3,405	USD	3,959	09/20/2023	33,986
Goldman Sachs Bank USA	INR	222,777	USD	2,689	09/25/2023	(15,159)
Goldman Sachs Bank USA	USD	5,635	HUF	1,902,925	09/27/2023	(297,798)
Goldman Sachs Bank USA	USD	2,815	SEK	29,496	09/27/2023	(5,347)
HSBC Bank USA	USD	1,647	JPY	227,136	08/25/2023	(44,315)
HSBC Bank USA	GBP	11,903	USD	15,364	09/14/2023	85,066
HSBC Bank USA	USD	1,606	GBP	1,244	09/14/2023	(8,890)
HSBC Bank USA	USD	15,990	INR	1,319,592	09/25/2023	30,532
JPMorgan Chase Bank, NA	NZD	12,534	USD	7,702	08/24/2023	(83,192)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, NA	USD	9,584	CAD	12,636	08/24/2023	$1,740
JPMorgan Chase Bank, NA	USD	7,444	CAD	9,769	08/24/2023	(33,279)
JPMorgan Chase Bank, NA	AUD	6,815	USD	4,596	08/25/2023	14,704
JPMorgan Chase Bank, NA	USD	6,785	NOK	71,382	09/13/2023	267,777
JPMorgan Chase Bank, NA	USD	4,059	CNH	28,908	09/14/2023	1,231
JPMorgan Chase Bank, NA	USD	623	GBP	485	09/14/2023	(850)
JPMorgan Chase Bank, NA	CHF	2,019	USD	2,367	09/20/2023	39,772
JPMorgan Chase Bank, NA	NOK	7,826	USD	769	09/27/2023	(4,336)
JPMorgan Chase Bank, NA	USD	1,218	HUF	428,349	09/27/2023	(16,648)
JPMorgan Chase Bank, NA	USD	6,010	IDR	91,837,537	10/12/2023	63,848
JPMorgan Chase Bank, NA	PHP	153,846	USD	2,816	10/26/2023	9,012
Morgan Stanley Capital Services, Inc.	BRL	29,846	USD	6,198	08/02/2023	(113,959)
Morgan Stanley Capital Services, Inc.	USD	6,295	BRL	29,846	08/02/2023	16,972
Morgan Stanley Capital Services, Inc.	ZAR	19,693	USD	1,036	08/23/2023	(62,806)
Morgan Stanley Capital Services, Inc.	CAD	4,980	USD	3,737	08/24/2023	(41,231)
Morgan Stanley Capital Services, Inc.	NZD	1,664	USD	1,026	08/24/2023	(7,984)
Morgan Stanley Capital Services, Inc.	USD	5,327	NZD	8,639	08/24/2023	38,835
Morgan Stanley Capital Services, Inc.	AUD	23,074	USD	15,871	08/25/2023	360,398
Morgan Stanley Capital Services, Inc.	AUD	4,111	USD	2,742	08/25/2023	(21,458)
Morgan Stanley Capital Services, Inc.	USD	4,959	AUD	7,488	08/25/2023	74,357
Morgan Stanley Capital Services, Inc.	DKK	13,713	USD	2,028	09/13/2023	(452)
Morgan Stanley Capital Services, Inc.	USD	677	NOK	7,183	09/13/2023	33,087
Morgan Stanley Capital Services, Inc.	TWD	55,917	USD	1,820	09/14/2023	38,530
Morgan Stanley Capital Services, Inc.	USD	7,009	GBP	5,449	09/14/2023	(14,234)
Morgan Stanley Capital Services, Inc.	USD	1,581	TWD	48,000	09/14/2023	(51,337)
Morgan Stanley Capital Services, Inc.	CLP	6,032,732	USD	7,438	09/15/2023	281,034
Morgan Stanley Capital Services, Inc.	USD	535	COP	2,146,801	09/15/2023	5,722
Morgan Stanley Capital Services, Inc.	USD	14,558	MXN	251,735	09/15/2023	357,581
Morgan Stanley Capital Services, Inc.	USD	6,770	PEN	24,293	09/15/2023	(50,355)
Morgan Stanley Capital Services, Inc.	CHF	9,536	USD	11,181	09/20/2023	188,827
Morgan Stanley Capital Services, Inc.	USD	3,115	CHF	2,657	09/20/2023	(52,611)
Morgan Stanley Capital Services, Inc.	EUR	5,893	USD	6,499	10/12/2023	(3,292)
Morgan Stanley Capital Services, Inc.	IDR	81,854,484	USD	5,457	10/12/2023	43,089
Morgan Stanley Capital Services, Inc.	USD	19,268	EUR	17,472	10/12/2023	9,761
Standard Chartered Bank	SEK	12,350	USD	1,169	09/13/2023	(6,528)
State Street Bank & Trust Co.	USD	568	ILS	2,040	08/08/2023	(13,385)
State Street Bank & Trust Co.	USD	911	CAD	1,214	08/24/2023	9,587
State Street Bank & Trust Co.	USD	1,019	NZD	1,652	08/24/2023	6,749
State Street Bank & Trust Co.	AUD	196	USD	133	08/25/2023	1,586
State Street Bank & Trust Co.	USD	841	AUD	1,230	08/25/2023	(14,477)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
State Street Bank & Trust Co.	USD	20	JPY	2,787	08/25/2023	$(544)
State Street Bank & Trust Co.	USD	222	NOK	2,329	09/13/2023	8,372
State Street Bank & Trust Co.	SGD	1,314	USD	993	09/20/2023	2,250
State Street Bank & Trust Co.	USD	656	SEK	6,830	09/27/2023	(5,415)
State Street Bank & Trust Co.	THB	212,757	USD	6,130	10/11/2023	(126,556)
State Street Bank & Trust Co.	USD	1,331	THB	45,786	10/11/2023	15,927
State Street Bank & Trust Co.	USD	779	THB	26,478	10/11/2023	(411)
State Street Bank & Trust Co.	USD	347	EUR	315	10/12/2023	65
State Street Bank & Trust Co.	USD	808	HKD	6,310	11/22/2023	1,641
UBS AG	CAD	1,193	USD	892	08/24/2023	(13,388)
UBS AG	USD	894	CAD	1,193	08/24/2023	10,819
UBS AG	USD	941	JPY	129,571	08/25/2023	(26,785)
UBS AG	USD	960	GBP	745	09/14/2023	(3,765)
UBS AG	USD	2,721	CHF	2,319	09/20/2023	(47,845)

						$581,496

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Goldman Sachs International	USD	110,190	04/25/2030	1.900%	CPI#	Maturity	$3,715,976	$—	$3,715,976
Goldman Sachs International	USD	58,060	03/16/2031	2.289%	CPI#	Maturity	998,889	—	998,889

							$4,714,865	$—	$4,714,865

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Receive Total Return on Reference Obligation
Bank of America, NA
MLABGLIN(1)	SOFR plus 0.25%	Quarterly	USD	30,159	04/15/2024	$238,052
Merrill Lynch International Bloomberg Commodity Index	0.00%	Maturity	USD	46,108	09/15/2023	1,369,602
Pay Total Return on Reference Obligation
UBS AG
FTSE EPRA/NAREIT Developed Real Estate Index	OBFR plus 0.32%	Quarterly	USD	30,109	09/15/2023	(674,836)
FTSE EPRA/NAREIT Developed Real Estate Index	OBFR plus 0.25%	Quarterly	USD	1,665	02/15/2024	(39,971)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
FTSE EPRA/NAREIT Developed Real Estate Index	OBFR plus 0.24%	Quarterly	USD	1,888	02/15/2024	$(45,086)
FTSE EPRA/NAREIT Developed Real Estate Index	OBFR plus 0.25%	Quarterly	USD	2,519	02/15/2024	(60,480)

						$787,281

(a)	Represents entire or partial securities out on loan.
(b)	Fair valued by the Adviser.
(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(d)	Non-income producing security.
(e)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
LUKOIL PJSC	01/07/2021	$1,631,127	$0	0.00%

(f)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At July 31, 2023, the aggregate market value of these securities amounted to $8,117,911 or 0.9% of net assets.

(g)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(h)	Affiliated investments.
(i)	The rate shown represents the 7-day yield as of period end.
(j)

As of July 31, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $96,475,598 and gross unrealized depreciation of investments was $(38,588,089), resulting in net unrealized appreciation of $57,887,509.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi (Offshore)

COP – Colombian Peso

CZK – Czech Koruna

DKK – Danish Krone

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

HUF – Hungarian Forint

IDR – Indonesian Rupiah

ILS – Israeli Shekel

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PEN – Peruvian Sol

PHP – Philippine Peso

PLN – Polish Zloty

SEK – Swedish Krona

SGD – Singapore Dollar

THB – Thailand Baht

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

CBT – Chicago Board of Trade

CPI – Consumer Price Index

EPRA – European Public Real Estate Association

ETF – Exchange Traded Fund

FTSE – Financial Times Stock Exchange

KC HRW – Kansas City Hard Red Winter

LME – London Metal Exchange

MSCI – Morgan Stanley Capital International

NAREIT – National Association of Real Estate Investment Trusts

OBFR – Overnight Bank Funding Rate

PJSC – Public Joint Stock Company

RBOB – Reformulated Gasoline Blend-Stock for Oxygen Blending (Unleaded Gas)

REG – Registered Shares

REIT – Real Estate Investment Trust

SOFR – Secured Overnight Financing Rate

SPI – Share Price Index

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

ULSD – Ultra-Low Sulfur Diesel

WTI – West Texas Intermediate

(1) The following table represents the 50 largest equity basket holdings underlying the total return swap in MLABGLIN as of July 31, 2023.

Security Description	Shares	Current Notional		Percent of Basket’s Value
Enbridge, Inc.	53,250	USD	1,961,316	6.5%
American Tower Corp.	9,428		1,794,332	5.9%
Vinci SA	13,531		1,593,024	5.3%
National Grid PLC	1,006		1,335,127	4.4%
TC Energy Corp.	29,933		1,074,755	3.6%
Crown Castle, Inc.	9,128		988,510	3.3%
Sempra	6,051		901,738	3.0%
Exelon Corp.	19,253		805,928	2.7%
Williams Cos., Inc. (The)	22,840		786,822	2.6%
Transurban Group	79,281		766,094	2.5%
Enterprise Products Partners	28,792		763,288	2.5%
Cheniere Energy, Inc.	4,555		737,256	2.4%
Energy Transfer LP	51,423		683,411	2.3%
Kinder Morgan, Inc.	37,922		671,592	2.2%
Cellnex Telecom SA	15,472		633,553	2.1%
Consolidated Edison, Inc.	6,566		622,844	2.1%
American Water Works Co., Inc.	3,752		553,173	1.8%
PG&E Corp.	31,314		551,431	1.8%
ONEOK, Inc.	8,221		551,156	1.8%
Fortis, Inc. (Canada)	12,700		542,357	1.8%
Edison International	7,259		522,335	1.7%
SBA Communications Corp.	2,286		500,512	1.7%
Eversource Energy	6,764		489,264	1.6%
Pembina Pipeline Corp.	14,246		451,883	1.5%

Security Description	Shares	Current Notional		Percent of Basket’s Value
Ferrovial SE	12,281	USD	408,119	1.4%
CenterPoint Energy, Inc.	12,145		365,437	1.2%
Targa Resources Corp.	4,175		342,276	1.1%
Atmos Energy Corp.	2,738		333,287	1.1%
Terna - Rete Elettrica Naziona	36,353		308,143	1.0%
Aena SME SA	1,892		303,312	1.0%
Snam SpA	52,758		278,160	0.9%
Magellan Midstream Partners LP	3,772		249,969	0.8%
ENN Energy Holdings Ltd.	20,242		243,336	0.8%
Hong Kong & China Gas Co., Ltd.	283,534		242,498	0.8%
MPLX LP	6,788		241,041	0.8%
Hydro One Ltd.	8,373		236,634	0.8%
Tokyo Gas Co., Ltd.	10,112		229,537	0.8%
NiSource, Inc.	8,000		222,723	0.7%
Brookfield Infrastructure Part	6,030		215,226	0.7%
United Utilities Group PLC	166		213,463	0.7%
Severn Trent PLC	63		207,132	0.7%
APA Group	29,995		202,123	0.7%
Essential Utilities, Inc.	4,560		192,862	0.6%
Redeia Corp SA	11,316		189,700	0.6%
Grupo Aeroportuario del Pacifico	971		184,799	0.6%
Getlink SE	10,259		180,920	0.6%
Auckland International Airport	31,449		164,408	0.5%
Naturgy Energy Group SA	4,735		144,823	0.5%
Grupo Aeroportuario del Sureste	504		142,497	0.5%
Keyera Corp.	5,602		140,499	0.5%
Other Long	1,941,314		3,727,244	12.3%

COUNTRY BREAKDOWN1

July 31, 2023 (unaudited)

40.9%	United States
4.5%	United Kingdom
3.8%	Japan
3.0%	Canada
2.3%	Australia
1.6%	France
1.4%	Spain
1.5%	Germany
1.4%	China
1.2%	Hong Kong
1.2%	Singapore
1.1%	Italy
0.6%	Luxembourg
3.8%	Other
31.7%	Short-Term Investments

100.0%	Total Investments

[1]

The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.6% or less in the following: Austria, Belgium, Brazil, Chile, Denmark, Finland, India, Ireland, Mexico, Netherlands, New Zealand, Norway, Russia, South Africa, South Korea, Sweden and Switzerland.

All Market Real Return Portfolio

July 31, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2023:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Common Stocks:
Equity Real Estate Investment Trusts (REITs)	$158,250,782	$43,890,713	$—		$202,141,495
Energy	38,234,113	35,581,173	0	(a)	73,815,286
Materials	23,570,044	34,769,390	0	(a)	58,339,434
Capital Goods	33,854,471	16,853,546	—		50,708,017
Real Estate Management & Development	—	31,891,243	—		31,891,243
Utilities	12,469,951	13,537,486	—		26,007,437
Food Beverage & Tobacco	12,366,117	2,500,548	—		14,866,665
Software & Services	14,199,410	—	—		14,199,410
Pharmaceuticals & Biotechnology	8,733,411	3,497,022	—		12,230,433
Technology Hardware & Equipment	8,703,085	2,320,669	—		11,023,754
Semiconductors & Semiconductor Equipment	8,352,391	1,256,198	—		9,608,589
Media & Entertainment	6,985,565	225,209	—		7,210,774
Financial Services	6,443,204	253,051	—		6,696,255
Commercial & Professional Services	4,798,459	1,790,120	—		6,588,579
Consumer Services	5,285,273	1,018,801	—		6,304,074
Health Care Equipment & Services	6,277,927	—	0	(a)	6,277,927
Banks	1,152,197	5,047,855	—		6,200,052
Insurance	3,379,034	2,721,506	—		6,100,540
Consumer Durables & Apparel	3,871,319	1,966,008	—		5,837,327
Automobiles & Components	3,479,835	1,091,835	—		4,571,670
Consumer Discretionary Distribution & Retail	3,351,687	1,185,923	—		4,537,610
Transportation	—	3,943,053	—		3,943,053
Telecommunication Services	—	3,721,706	—		3,721,706
Household & Personal Products	2,027,623	—	—		2,027,623
Consumer Staples Distribution & Retail	879,876	282,956	—		1,162,832
Investment Companies	25,723,592	—	—		25,723,592
Short-Term Investments	278,895,700	—	—		278,895,700
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	21,471,662	—	—		21,471,662

Total Investments in Securities	692,756,728	209,346,011	0	(a)	902,102,739
Other Financial Instruments(b):
Assets:
Futures	14,106,105	—	—		14,106,105
Forward Currency Exchange Contracts	—	5,010,788	—		5,010,788
Inflation (CPI) Swaps	—	4,714,865	—		4,714,865
Total Return Swaps	—	1,607,654	—		1,607,654
Liabilities:
Futures	(2,202,163)	—	—		(2,202,163)
Forward Currency Exchange Contracts	—	(4,429,292)	—		(4,429,292)
Total Return Swaps	—	(820,373)	—		(820,373)

Total	$704,660,670	$215,429,653	$0	(a)	$920,090,323

(a)	The Fund held securities with zero market value at period end.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended July 31, 2023 is as follows:

Fund	Market Value 10/31/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 07/31/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$284,520	$482,743	$488,367	$278,896	$9,231
Government Money Market Portfolio*	5,936	106,542	91,006	21,472	324
Total	$290,456	$589,285	$579,373	$300,368	$9,555

*	Investments of cash collateral for securities lending transactions.